Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2021
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

11.         Right-of-use assets and lease liabilities

The right-of-use assets represented the leased office lease of the Group, are amortized over the lease terms, which are greater than 1 year but less than 3 years. Right-of-use assets for long-term operating leases were as below:

(In thousands)	Office leases
Net book amount as of January 1, 2020	8,747
Additions	500
Modification of operating lease	(3,825)
Amortization	(3,685)
Effect of foreign currency exchange differences	217
Net book amount as of December 31, 2020	1,954
Additions	25
Modification of operating lease	(43)
Amortization	(1,934)
Effect of foreign currency exchange differences	25
Net book amount as of December 31, 2021	27

During the years ended December 31, 2019, 2020 and 2021, the general and administrative expenses for long-term operating lease were USD6,077,000, USD3,762,000 and USD1,934,000, respectively. A charge of USD301,000, USD291,000 and USD786,000 were recognized in relation to short-term lease for the years ended December 31, 2019, 2020 and 2021. The future minimum payments under non-cancellable short-term operating leases of office rental will be USD1,322,000 in 2022. The weighted average discount rate related to operating lease was 5.5%, 5.4% and 5.4%, respectively, as of December 31, 2019, 2020 and 2021, and the weighted average remaining lease term were 2 years, 1 year and 1 year as of December 31, 2019, 2020 and 2021, respectively.

The total cash payments in respect of operating lease were USD5,149,000, USD3,797,000 and USD2,003,000 for the years ended December 31, 2019, 2020 and 2021, respectively.

The undiscounted cash payments for each of the next five years as of December 31, 2020 is:

(In thousands)
2021	1,998
2022	28
Total undiscounted payments	2,026
Less: effect of discounting	(38)
Discounted lease liabilities	1,988

11.         Right-of-use assets and lease liabilities (Continued)

The undiscounted cash payments for each of the next five years as of December 31, 2021 is:

(In thousands)
2022	19
2023	7
Total undiscounted payments	26
Less: effect of discounting	(1)
Discounted lease liabilities	25